Note 12 - Share Capital - Issued and Outstanding Shares (Details) - CAD ($)							12 Months Ended
	Aug. 05, 2022	Oct. 07, 2021	Sep. 29, 2021	Sep. 29, 2021	Sep. 21, 2021	Apr. 30, 2021	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Balance							$ 332,106,000
Issued during the year (in shares)	1,700,000			825,000	5,500,000
Issued during the year			$ 75,100,000
Cancelled during the year (in shares)		(7,477)
Cancelled during the year		$ (39,000)					(1,900,000)
Redemption of preferred shares (in shares)						(1,681,320)
Balance							350,675,000	$ 332,106,000
Issued capital [member]
Statement Line Items [Line Items]
Balance							241,321,000
Balance							$ 239,629,000	$ 241,321,000
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)							27,441,082	21,123,559
Balance							$ 227,674,000	$ 152,612,000
Issued during the year (in shares)							0	6,325,000
Issued during the year							$ 0	$ 75,101,000
Cancelled during the year (in shares)							(195,300)	(7,477)
Cancelled during the year							$ (1,692,000)	$ (39,000)
Balance (in shares)							27,245,782	27,441,082
Balance							$ 225,982,000	$ 227,674,000
Series 1 preferred shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)							1,461,460
Balance							$ 13,647,000
Balance (in shares)							1,461,460	1,461,460
Balance							$ 13,647,000	$ 13,647,000
Series 3 preferred shares [member]
Statement Line Items [Line Items]
Balance (in shares)						1,681,320
Series 3 preferred shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)							0	1,681,320
Balance							$ 0	$ 15,690,000
Cancelled during the year							$ 0	$ (15,690,000)
Redemption of preferred shares (in shares)							0	(1,681,320)
Balance (in shares)							0	0
Balance							$ 0	$ 0